Financial Liabilities Designated At Fair Value Through Profit Or Loss - Summary of financial instruments designated at fair value through profit or loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Statement1 [Line Items]
Financial liabilities at fair value through profit or loss	¥ 597,846	¥ 498,284
Borrowings [Member]
Statement1 [Line Items]
Financial liabilities at fair value through profit or loss	311,137	248,904
Debt securities in issue [member]
Statement1 [Line Items]
Financial liabilities at fair value through profit or loss	¥ 286,709	¥ 249,380